Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Futu Holdings Ltd
Entity Central Index Key	0001754581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	459,090,941
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	544,552,051